Derivative Warrants - Secured Convertible Note Warrants - Additional Information (Details) $ in Millions		2 Months Ended		12 Months Ended
	Jun. 05, 2020	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 $ / shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Exercise price per warrant					$ 1.20
Warrants exercised | shares		35,000,000.0
Weighted average exercise price of warrant			$ 0.1766
Issuance of common shares | shares		35,000,000.0
Gross proceeds from exercise of warrants | $		$ 8.0
Secured Convertible Note Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants description	The Secured Convertible Note Warrants were issued on June 5, 2020 and expired 36 months from the date of issuance.
Common share purchase warrant holding period	36 months
Top of Range
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Purchase warrants to acquire common shares amount | $				$ 17.5
Exercise price per warrant					$ 1.00